Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reconciliation of Ordinary Share Subject to Possible Redemption Reflected in Balance Sheet

At June 30, 2023 and December 31, 2022, the Class A ordinary share subject to possible redemption reflected in the condensed balance sheets is reconciled in the following table:

Class A ordinary share subject to possible redemption, January 1, 2022	351,900,000
Plus:
Accretion of carrying value to redemption value	4,964,000
Class A ordinary share subject to possible redemption, December 31, 2022	$356,864,000
Less:
Redemption	(333,270,649)
Plus:
Accretion of carrying value to redemption value	2,082,587
Class A ordinary share subject to possible redemption, June 30, 2023	$25,675,938

At December 31, 2022 and 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(12,592,500)
Class A ordinary share issuance costs	(20,490,317)
Plus:
Accretion of carrying value to redemption value	39,982,817
Class A ordinary shares subject to possible redemption, December 31, 2021	351,900,000
Plus:
Accretion of carrying value to redemption value	4,964,000
Class A ordinary shares subject to possible redemption, December 31, 2022	$356,864,000

Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share

	For the Three Months Ended June 30,					For the Six Months Ended June 30,
	2023			2022		2023			2022
	Class A (Redeemable) Ordinary Shares	Class A (Non – Redeemable) Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A (Redeemable) Ordinary Shares	Class A (Non – Redeemable) Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(47,271)	$(147,785)	$—	$155,249	$51,749	$326,106	$639,835	$74,403	$135,758	$45,252

Denominator:
Weighted average shares outstanding	3,833,053	11,983,333	—	35,950,000	11,983,333	9,866,071	19,357,692	2,251,013	35,950,000	11,983,333

Basic and dilution net (loss) income per share	$(0.01)	$(0.01)	$—	$0.00	$0.00	$0.03	$0.03	$0.03	$0.00	$0.00

			For the Period from April 21,
	For the Year Ended		2021 (inception) to
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
	Ordinary	Ordinary	Ordinary	Ordinary
	Share	Shares	Share	Share
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$3,306,271	$1,102,090	$(913)	$(27,832)

Denominator:
Weighted average shares outstanding	35,950,000	11,983,333	7,198,819	11,983,333

Basic and dilution net income (loss) per share	$0.09	$0.09	$(0.00)	$(0.00)